12. FINANCIAL INSTRUMENTS (Details 15) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Perpetual bonds
Disclosure of financial liabilities [line items]
Carrying amount	R$ 3,312,503	R$ 3,263,536
Fair value	2,602,090	1,702,134
Fixed rate notes
Disclosure of financial liabilities [line items]
Carrying amount	5,751,526	5,666,506
Fair value	R$ 6,207,946	R$ 4,907,339